Leases - Schedule of Supplemental Weighted-Average Leases (Details)	Dec. 31, 2025	Dec. 31, 2024
Lease, Cost [Abstract]
Weighted-average remaining lease term	4 years 7 months 2 days	3 years 11 months 19 days
Weighted-average discount rate	9.86%	8.25%